================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number File No. 811-1144
                                                 -----------------

                       THE FINANCE COMPANY OF PENNSYLVANIA
                       -----------------------------------
               (Exact name of registrant as specified in charter)

            150 South Independence Mall West, Philadelphia, PA 19106
            --------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                        Charles E. Mather III, President
            150 South Independence Mall West, Philadelphia, PA 19106
            --------------------------------------------------------
                     (Name and address of agent for service)

         Registrant's telephone number, including area code 215-351-4778
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2005
                                               -------------

================================================================================

ITEM 1.  REPORT TO STOCKHOLDERS.

                      THE FINANCE COMPANY OF PENNSYLVANIA
                                FOUNDED 1871
                                     (LOGO)

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2005

                      THE FINANCE COMPANY OF PENNSYLVANIA
                       PUBLIC LEDGER BUILDING, SUITE 630
                        150 SOUTH INDEPENDENCE MALL WEST
                             PHILADELPHIA, PA 19106

                               BOARD OF DIRECTORS
                             Charles E. Mather III

              Shaun F. O'Malley                             Jonathan D. Scott
           Herbert S. Riband, Jr.                             Peter Bedell

                                    OFFICERS
                        Charles E. Mather III, President
                  Herbert S. Riband, Jr., Secretary-Treasurer
                   Doranne H. Case, Asst. Secretary-Treasurer
                     Mary Ellen Christ, Assistant Secretary

                      THE FINANCE COMPANY OF PENNSYLVANIA
                       PUBLIC LEDGER BUILDING, SUITE 630
                        150 SOUTH INDEPENDENCE MALL WEST
                             PHILADELPHIA, PA 19106

                                 August 5, 2005

TO OUR SHAREHOLDERS:

     The Semi-annual Report of your Company is enclosed.

     At the Annual Meeting April 29, 2005, Charles E. Mather III was elected Director for a three-year term. Deloitte & Touche LLP continues as our independent registered public accounting firm, Cooke & Bieler, L.P. remains as our investment adviser and we have contracted with a new advisor for our bond portfolio, Schroder Investment Management North America.

     When we consider the challenges posed by the current state of the market, as well as the vastly increased compliance and legal costs we have had to incur because of new federal regulations, we believe the company's performance has been satisfactory.

     Your company continues to watch the markets very carefully for our shareholders.

                                                       -s- Charles E. Mather III

                                           Charles E. Mather III, President

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2005

                              ASSETS
INVESTMENTS -- AT MARKET OR FAIR VALUE (NOTE 1):
     SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $621,491).................  $   624,491
     U.S. TREASURY NOTES & BONDS
           (IDENTIFIED COST $5,777,097)...............    5,812,522
     COMMON STOCKS & MUTUAL FUNDS
           (IDENTIFIED COST $14,780,505)
           INCLUDING AFFILIATE (NOTE 2)...............   50,760,526
                                                        -----------
                TOTAL INVESTMENTS.....................   57,197,529
CASH..................................................       57,309
ACCRUED INTEREST AND DIVIDENDS RECEIVABLE.............      120,600
RECEIVABLE SECURITIES SOLD AND PREPAID EXPENSES.......       34,600
OTHER ASSETS..........................................           --
                                                        -----------

                TOTAL.................................   57,410,048
                                                        -----------
                            LIABILITIES
ACCRUED EXPENSES AND TAXES (NOTE 1)...................        1,518
PAYABLE FOR REDEMPTIONS...............................       14,315
COVERED CALLS WRITTEN AT FAIR VALUE (PREMIUM REC'D
  $22,499)............................................       22,200
DIVIDENDS PAYABLE.....................................        6,757
                                                        -----------

                TOTAL.................................       44,790
                                                        -----------
                            NET ASSETS
NET ASSETS (WITH INVESTMENTS AT MARKET OR FAIR VALUE)
     EQUIVALENT TO $1,174.92 PER SHARE ON SHARES OF
     48,825 $10 PAR VALUE CAPITAL STOCK OUTSTANDING AT
     JUNE 30, 2005 (AUTHORIZED 232,000 SHARES)........  $57,365,258
                                                        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2005

                         SHORT-TERM SECURITIES -- 1.09%

                                                                        Aggregate
                                                                          Quoted
                      Face Value/                        Identified    Market Price
                   Principal Amount                         Cost         (Note 1)
-------------------------------------------------------  -----------   ------------
        571,921         BLACKROCK FED FUND #30.........  $   571,921   $   571,921
         12,233         BLACKROCK FED. SEC. FUND #11...       12,233        12,233
         10,000         BLACKROCK TREAS. TRUST FUND
                             #62.......................       10,000        10,000
         30,337         PNC MONEY MARKET FUND..........       30,337        30,337
                                                         -----------   -----------

                                TOTAL..................      624,491       624,491
                                                         -----------   -----------

                    U.S. TREASURY NOTES AND BONDS -- 10.16%


      Principal
       Amount
---------------------
        700,000         U.S. TREASURY NOTES 5 5/8% DUE
                             2/15/06...................  $   696,534   $   709,843
      1,000,000         U.S. TREASURY NOTES 5 5/8% DUE
                             5/15/08...................    1,018,617     1,052,500
        415,000         U.S. TREASURY NOTES 5 5/8% DUE
                             5/15/08...................      436,978       436,788
      2,000,000         U.S. FEDERAL HOME LOAN BANK
                             BOND 5.4% DUE 5/15/08.....    2,002,303     2,005,063
         25,000         ADDISIN ALTON ZERO A
                             DUE 11/15/11..............       17,384        18,364
         30,000         EAST BATON ROUGE MTG CL A DUE
                             9/10/14...................       17,763        19,049
        290,000         FULTON DEV- TXB-B 5.75% DUE
                             3/1/14....................      296,672       296,943
        150,000         CITY OF NORTH LITTLE ROCK REF
                             A-2 DUE 07/20/14..........       88,943        90,603
        150,000         ROGERS HSG REF CL A-3
                             DUE 7/15/14...............       89,590        74,151
        605,000         TEXAS ST TXB A-1 VETS HSG 7%
                             DUE 12/1/10...............      649,191       637,374

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                   U.S. TREASURY NOTES AND BONDS -- CONCLUDED

                                                                        Aggregate
                                                                          Quoted
      Principal                                          Identified    Market Price
       Amount                                               Cost         (Note 1)
---------------------                                    -----------   ------------
        100,000         WASHINGTON ST HSG 5.7%
                             DUE 7/15/10...............  $   103,024   $   103,052
        350,000         YORBA LINDA CA REDEV AGY 5.25%
                             DUE 09/01/15..............      360,098       368,792
                                                         -----------   -----------

                                TOTAL..................    5,777,097     5,812,522
                                                         -----------   -----------

                            COMMON STOCKS -- 88.75%

       Number
      of Shares
---------------------
                        PETROLEUM AND MINING -- 12.52%
        116,806         EXXON MOBIL CORP. ............  $   154,159   $ 6,712,841
         10,000         PENN VIRGINIA CORP. ..........        2,291       446,700
                                                        -----------   -----------
                                TOTAL.................      156,450     7,159,541
                                                        -----------   -----------
                        BANKING, INSURANCE AND FINANCIAL
                        HOLDING COMPANIES -- 35.05%
        340,209         PNC FINANCIAL SERVICES GROUP
                             INC. ....................      205,571    18,527,782
         20,000         MARSH & MCLENNAN COMPANIES
                             INC. ....................      262,439       554,000
         20,000         STATE STREET CORP. ...........      152,542       965,000
                                                        -----------   -----------
                                TOTAL.................      620,552    20,046,782
                                                        -----------   -----------
                        MANUFACTURING AND DIVERSIFIED -- 20.69%
         16,800         ARAMARK CORP. CLASS B.........      450,082       443,520
          6,100         AMERICAN EXPRESS CO. .........      334,845       324,703
          9,600         ANHEUSER-BUSCH COS. ..........      453,085       439,200
            200         BERKSHIRE HATHAWAY B .........      449,324       556,600
         37,800         BIG LOTS INC. ................      521,084       500,472

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                                                       Aggregate
       Number                                                            Quoted
      of Shares                                         Identified    Market Price
---------------------                                      Cost         (Note 1)
         11,100         COLGATE PALMOLIVE CO. ........  $   553,896   $   554,001
          5,800         COMPUTER SCIENCES CORP. ......      197,432       253,460
         24,000         DOVER CORP. ..................      215,644       873,120
         18,000         DOW CHEMICAL CO. .............      116,337       801,540
          6,900         EMERSON ELECTRIC CO. .........      104,932       432,147
          6,000         GANNETT INC. .................      467,028       426,780
         18,000         HARTE HANKS INC. .............      280,474       535,140
         22,500         HASBRO INC. ..................      271,125       467,775
         10,000         INT'L BUSINESS MACHINES
                             CORP. ...................      256,675       742,000
         13,500         JONES APPAREL GROUP...........      459,352       419,040
         11,800         KIMBERLY-CLARK CORP. .........      563,144       738,562
         11,200         MANPOWER INC. ................      521,574       445,536
         16,700         MICROSOFT CORP. ..............      427,591       414,828
         15,000         MOLEX INC. CLASS A............      372,627       352,200
         20,500         PALL CORPORATION..............      419,512       622,380
         24,000         PITNEY BOWES INC. ............      750,286     1,045,200
         32,000         STEELCASE INC. CL A...........      386,240       443,200
                                                        -----------   -----------
                                TOTAL.................    8,572,289    11,831,404
                                                        -----------   -----------

                        DRUGS AND PHARMACEUTICALS -- 5.94%
         10,500         ABBOTT LABORATORIES INC. ......  $   348,694   $   514,605
          7,500         BECTON, DICKINSON & CO. .......      210,697       393,525
         16,000         BRISTOL-MYERS SQUIBB CO. ......      394,711       399,680
         10,000         HCA............................      379,580       566,700
         16,000         JOHNSON & JOHNSON..............       88,070     1,040,000
          1,567         MEDCO HEALTH SOLUTIONS.........        7,833        83,615
         13,000         MERCK & CO. INC. ..............      138,569       400,400
                                                         -----------   -----------
                                TOTAL..................    1,568,154     3,398,525
                                                         -----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                           COMMON STOCKS -- CONCLUDED

                                                                        Aggregate
                                                                          Quoted
       Number                                            Identified    Market Price
      of Shares                                             Cost         (Note 1)
---------------------                                    -----------   ------------
                        ADVERTISING & COMMUNICATIONS -- 4.14%
         13,000         COMCAST CORP. CLASS A
                             SPECIAL...................  $   390,260   $   389,350
         40,000         INTERPUBLIC GROUP OF COMPANIES
                             INC. .....................      531,330       487,200
         20,000         VERIZON COMMUNICATIONS INC. ...      178,287       691,000
         10,800         VIACOM INC. CLASS B............      413,708       345,816
         18,700         VODAPHONE GROUP PLC............      519,625       454,784
                                                         -----------   -----------
                                TOTAL..................    2,033,210     2,368,150
                                                         -----------   -----------
                        FOOD/RETAIL MERCHANDISING -- 3.48%
         18,000         COCA COLA CO. .................       21,581       751,500
         18,100         MCDONALDS CORP. ...............      245,966       502,275
         15,500         WENDY'S INTERNATIONAL INC. ....      266,213       738,575
                                                         -----------   -----------
                                TOTAL..................      533,760     1,992,350
                                                         -----------   -----------
                        ENERGY -- 0.65%
         12,500         DUKE ENERGY CORP. .............      224,691       371,625
                                                         -----------   -----------
                        INTERNATIONAL -- 2.65%
         34,153         ARTISAN INTERNATIONAL FUNDS....      500,000       741,462
         18,255         VANGUARD TOTAL INT'L STOCK
                             INDEX FD. ................      500,000       774,735
                                                         -----------   -----------
                                TOTAL..................    1,000,000     1,516,197
                                                         -----------   -----------
                        DIVERSIFIED HOLDING -- 3.63%
            732         PENNSYLVANIA WAREHOUSING AND
                             SAFE DEPOSIT COMPANY (NOTE
                             2)........................       71,399     2,075,952
                                                         -----------   -----------
                                TOTAL COMMON STOCKS....   14,780,505    50,760,526
                                                         -----------   -----------
                                TOTAL INVESTMENTS......  $21,182,093   $57,197,539
                                                         ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2005

INVESTMENT INCOME:
     INCOME:
           DIVIDENDS (INCLUDING DIVIDENDS FROM
             AFFILIATE -- NOTE 2).....................   $   670,084
           INTEREST...................................       150,207
                                                         -----------
                TOTAL.................................       820,291
     EXPENSES:
           AUDITING & ACCOUNTING.........  $    31,806
           COMPENSATION..................       60,863
           COMPLIANCE FEES...............       23,700
           CUSTODIAN.....................        7,127
           DIRECTORS' FEES...............       28,700
           INSURANCE.....................       13,499
           INVESTMENT ADVISORY FEES (NOTE
             6)..........................       55,073
           LEGAL.........................       34,252
           TAXES OTHER THAN INCOME
             TAXES.......................       11,193
           OTHER OFFICE AND
             ADMINISTRATIVE..............       33,438
                                           -----------
                TOTAL.................................       299,651
                                                         -----------
    NET INVESTMENT INCOME.............................       520,640
                                                         -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTE 4):
     REALIZED GAIN FROM SECURITY
           TRANSACTIONS (EXCLUDING
           SHORT-TERM INVESTMENTS):
           PROCEEDS FROM SALES...........  $ 4,170,059
           COST OF SECURITIES SOLD.......    3,517,061
                                           -----------
                NET REALIZED GAIN.....................       652,998
     UNREALIZED APPRECIATION OF
        INVESTMENTS:
           AT JANUARY 1, 2005............  $37,989,297
           AT JUNE 30, 2005..............   36,015,745
                                           -----------
     DECREASE IN NET UNREALIZED APPRECIATION..........    (1,973,552)
                                                         -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.......    (1,320,554)
CAPITAL GAINS TAX PAYABLE ON BEHALF OF SHAREHOLDERS
  (NOTE 1)............................................            --
                                                         -----------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................   $  (799,914)
                                                         ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE SIX MONTHS ENDED JUNE 30, 2005 AND THE
                          YEAR ENDED DECEMBER 31, 2004

                                               2005          2004
                                            -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
     NET INVESTMENT INCOME................  $   520,640   $ 1,172,429
     NET REALIZED GAIN ON INVESTMENTS.....      652,998     2,449,299
     INCREASE (DECREASE) IN NET UNREALIZED
        APPRECIATION ON INVESTMENTS.......   (1,973,552)    1,140,259
     CAPITAL GAINS TAX PAYABLE ON BEHALF
        OF SHAREHOLDERS (NOTE 1)..........           --      (659,772)
                                            -----------   -----------
     NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS.........     (799,914)    4,102,215
     UNDISTRIBUTED INVESTMENT INCOME
        INCLUDED IN PRICE OF SHARES
        REDEEMED..........................         (223)       (3,914)
     REALIZED GAIN FROM SECURITY
        TRANSACTIONS INCLUDED IN PRICE OF
        SHARES REDEEMED...................         (426)       (4,835)
     DIVIDENDS TO SHAREHOLDERS FROM NET
        INVESTMENT INCOME.................     (341,877)   (1,540,718)
CAPITAL SHARE TRANSACTIONS:
     (EXCLUSIVE OF AMOUNTS ALLOCATED TO
        INVESTMENT INCOME AND NET REALIZED
        GAIN FROM SECURITY
        TRANSACTIONS)(NOTE 1):
           COST OF SHARES OF CAPITAL STOCK
             REDEEMED.....................      (56,848)     (453,611)
                                            -----------   -----------
     TOTAL INCREASE (DECREASE) IN NET
        ASSETS............................   (1,199,288)    2,099,137
NET ASSETS:
     BEGINNING OF YEAR....................   58,564,546    56,465,409
                                            -----------   -----------
     FOR THE SIX MONTHS AND END OF YEAR
        [INCLUDING UNDISTRIBUTED NET
        INVESTMENT INCOME OF $28,541 AND
        ($269,369) RESPECTIVELY]..........  $57,365,258   $58,564,546
                                            ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2005
                                  (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES
     The Company is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 49 shares of capital stock redeemed during the period ended June 30, 2005.
     For the six months ended June 30, 2005, the Company distributed portfolio securities with a fair market value of $22,854 and a cost of $242. The related gain of $22,612 has been included in Realized Gain from Security Transactions in the Company's Statement of Operations.
     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.
Portfolio Valuation
     Investments are valued using published bid quotes as of June 30, 2005. Costs used to determine realized gain or loss from securities transactions are those of the specific securities sold. Investments in non-marketable securities are valued at fair value as determined by the Board of Directors (see Note 2). Federal Income Taxes
     No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of the Internal Revenue Code. As such, the Company is paying the applicable Federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.
Equalization
     The Company follows the accounting practices known as "equalization" by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on

                                  (UNAUDITED)

redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.
Use of Estimates
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.
Other
     As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
2. NON-MARKETABLE SECURITY OF AFFILIATE
     There is no ready market for the below listed security. Fair value is established by the Board of Directors of The Finance Company of Pennsylvania.
     The Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a "control person," it would be necessary to register said shares under the Securities Act of 1933 prior to their sale.

                                June 30, 2005               6 Months
                      ---------------------------------   Ended 6/30/05
                      Percent   Identified      Fair        Dividend
Shares                 Owned       Cost        Value         Income
------                -------   ----------   ----------   -------------
732     Pennsylvania
        Warehousing
        and Safe
        Deposit
        Company       16.94%     $71,399     $2,075,952      $36,600
                      ======     =======     ==========      =======

                                  (UNAUDITED)

3. COVERED CALLS WRITTEN
     At June 30, 2005, the Company has written covered calls as follows:

                           Expiration   Exercise   Shares Subject    Fair
Common Stock                  Date       Price        to Call        Value
------------               ----------   --------   --------------    -----
Wendy's International
  Inc. ..................    9/17/05      $45          6,000        $22,200

4. PURCHASES AND SALES OF SECURITIES
     The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the six months ended June 30, 2005 (excluding U.S. Government short-term securities) were:

                               Historical                     Cost of
                                 Cost of     Proceeds from   Securities
                               Investments     Sales and      Sold and
                                Purchased     Maturities      Matured
                               -----------   -------------   ----------
Common stocks & bonds........  $5,059,749     $2,490,441     $1,865,569
U.S. Treasury................                  1,656,764      1,651,250
Short-term securities........   2,752,870      5,297,011      5,297,011
                               ----------     ----------     ----------
     Total...................  $7,812,619     $9,444,216     $8,813,830
                               ==========     ==========     ==========

     The amounts above do not include the market value and cost of shares distributed in connection with redemptions. During 2005, the company distributed common stock with value of $22,854 and cost of $242.

5. LEASE
     The Company rents office space under a lease expiring in April 2006. The lessor Company's President also serves on the Board of Directors of the Company. Minimum annual rental for this space is $7,400.

                                  (UNAUDITED)

6. OTHER INFORMATION FOR THE SIX MONTHS ENDED
   JUNE 30, 2005
     Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of officers amounted to $60,863.

     Investment advisory fees payable monthly to Cooke & Bieler, Inc. are based on the monthly closing portfolio value, less the value of certain investments at an annual rate of .5 of 1%.

     Investment advisory fees payable monthly to Schroder Investment Management North America Inc. are based on the monthly closing bond portfolio value at an annual rate of .3 of 1%.

                        CONDENSED FINANCIAL INFORMATION

     Selected data for each share of capital stock outstanding throughout each period:

                            Six
                           Months
                           Ended
                          June 30,                Years Ended December 31,
                         ----------   ------------------------------------------------
                            2005         2004         2003         2002        2001
                         ----------   ----------   ----------   ----------   ---------
Investment income......  $   20.64    $    34.94   $    34.64   $    34.46   $   37.15
Expenses...............       7.54         11.25         9.55         8.92        8.86
                         ----------   ----------   ----------   ----------   ---------
Net investment
  income...............      13.10         23.69        25.09        25.54       28.29
Dividends from net
  investment income....      (7.00)       (31.50)      (31.33)      (29.25)     (36.23)
Net realized gain
  (loss) and increase
  (decrease) in
  unrealized
  appreciation.........     (29.46)        60.00       189.87      (161.28)    (144.54)
                         ----------   ----------   ----------   ----------   ---------
Net increase (decrease)
  in net assets
  value................     (23.36)        52.19       183.63      (164.99)    (152.48)
Net assets value:
  Beginning of year....   1,198.28      1,146.09       962.46     1,127.45    1,279.93
                         ----------   ----------   ----------   ----------   ---------
  End of year..........  $1,174.92    $ 1,198.28   $ 1,146.09   $   962.46   $1,127.45
                         ==========   ==========   ==========   ==========   =========
Net assets at end of
  period (in
  millions)............  $    57.4    $     58.6   $     56.5   $     47.7   $    56.7
Annual ratio of
  expenses to average
  net assets...........      1.04%         0.98%        0.91%        0.84%       0.74%
Annual ratio of net
  investment income to
  average net assets...      1.82%         2.06%        2.38%        2.42%       2.36%
Annual portfolio
  turnover rate........     16.47%        10.14%        7.28%       11.73%       4.46%
Annual total investment
  return...............     (2.73)%        7.30%       22.33%     (12.04)%     (9.08)%
Number of shares
  outstanding at end of
  period in
  thousands............         49            49           49           49          50

                    CHANGES IN THE PORTFOLIO OF INVESTMENTS
                     (EXCLUSIVE OF SHORT-TERM INVESTMENTS)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2005
                                  (UNAUDITED)

                                   PURCHASES

                                                       STOCKS
                                               ----------------------
                                                Changes      Balance
                                                 During     June 30,
                                               the Period     2005
                                               ----------   ---------
                                                  Number of Shares
                                               ----------------------
American Express.............................      6,100        6,100
Anheuser-Busch...............................      9,600        9,600
Aramark Corp. Class B........................      3.900       16,800
Big Lots Inc. ...............................     75,600       37,800
Colgate-Palmolive Co. .......................      4,100       11,100
Gannett Inc. ................................      6,000        6,000
Jones Apparel Group..........................      2,700       13,500
Manpower Inc. ...............................      2,500       11,200
Molex Inc. Class A...........................     30,000       15,000
Vodaphone Group PLC..........................      3,700       18,700

                                                       BONDS
                                               ----------------------
                                                Changes      Balance
                                                 During     June 30,
                                               the Period     2005
                                               ----------   ---------
                                                  Number of Units
                                               ----------------------
Addison Alton Zero-A 11/15/11................     25,000       25,000
East Baton Rouge LA Mtg Fin 9/10/14..........     30,000       30,000
Fulton Cty GA Devel. Auth. 5.75% 3/1/14......    290,000      290,000
City of North Little Rock AR 7/20/14.........    150,000      150,000
Rogers County OK Hsg 7/15/14.................    150,000      150,000
Texas St Vets Hsg 7% 12/1/10.................    605,000      605,000
Washington St HSG 5.7% 7/15/10...............    100,000      100,000
Yorba Linda CA Redev Agy 5.25% 9/1/15........    350,000      350,000

                                     SALES

                                                       STOCKS
                                               ----------------------
                                                Changes      Balance
                                                 During     June 30,
                                               the Period     2005
                                               ----------   ---------
                                                  Number of Shares
                                               ----------------------
Acuity Brands................................     17,000           --
Big Lots Inc. ...............................     37,800       37,800
Duke Energy..................................     12,500       12,500
Hospira Inc. ................................      1,050           --
Molex Inc. Class A...........................     15,000       15,000
Neenah Paper Inc. ...........................        357           --
PNC Financial Services Group.................        404      340,209
Snap-On Inc. ................................     22,500           --

                                                  U.S. GOVERNMENT
                                                     SECURITIES
                                               ----------------------
                                                Changes      Balance
                                                 During     June 30,
                                               the Period     2005
                                               ----------   ---------
                                                  Number of Units
                                               ----------------------
U.S. Treasury Note 6.5% due 5/15/05..........    500,000           --
U.S. Treasury Note 6.75% due 5/15/05.........    500,000           --
U.S. Treasury Note 5.625% due 2/15/06........    300,000      700,000
U.S. Treasury Note 5.625% due 5/15/08........    335,000    1,415,000

                    OTHER INFORMATION RELATING TO THE ANNUAL
                              SHAREHOLDERS MEETING

     Of 48,842 shares of common stock of the company outstanding and entitled to vote, a total of 38,938 were represented either in person or by proxy at the annual shareholders meeting held on April 29, 2005.

     Votes totaling 43,920 were cast for Charles E. Mather III to serve as director of the company for a three-year period.